NON-CONTROLLING INTERESTS (Changes in Redeemable Non-controlling Interest) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NON-CONTROLLING INTERESTS [Abstract]
Balance	$ 11,594	$ 9,908	$ 9,700
Net income attributable to non-controlling interest holders	2,234	1,686	1,747
Accretion			(1,539)
Accretion	8,036
Balance	$ 21,864	$ 11,594	$ 9,908